SCHEDULE OF AWARDS GRANTED (Details) - $ / shares		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Recapitalized fair value per option at grant date		$ 60.5	$ 2.098	$ 3.685
1-May-2023 [member]
IfrsStatementLineItems [Line Items]
Percentage of share options award to vest	[1]	1.00%
Vesting period beginning date	[1]	1-May-2023
Vesting period ending date	[1]	30-Apr-2026
1-May-2023 [member] | Before The Stock Bonus [member]
IfrsStatementLineItems [Line Items]
Recapitalized fair value per option at grant date	[1]	$ 4.321	4.321	4.321
1-May-2023 [member] | After The Stock Bonus [member]
IfrsStatementLineItems [Line Items]
Recapitalized fair value per option at grant date	[1]	$ 0.540	0.540	0.540
8-Aug-2023 [member]
IfrsStatementLineItems [Line Items]
Percentage of share options award to vest	[1]	2.40%
Vesting period beginning date	[1]	8-Aug-2023
Vesting period ending date	[1]	8-Aug-2023
8-Aug-2023 [member] | Before The Stock Bonus [member]
IfrsStatementLineItems [Line Items]
Recapitalized fair value per option at grant date	[1]	$ 3.460	3.460	3.460
8-Aug-2023 [member] | After The Stock Bonus [member]
IfrsStatementLineItems [Line Items]
Recapitalized fair value per option at grant date	[1]	$ 0.433	0.433	0.433
1-Sep-2023 [member]
IfrsStatementLineItems [Line Items]
Percentage of share options award to vest	[1]	0.20%
Vesting period beginning date	[1]	1-Sep-2023
Vesting period ending date	[1]	30-Apr-2026
1-Sep-2023 [member] | Before The Stock Bonus [member]
IfrsStatementLineItems [Line Items]
Recapitalized fair value per option at grant date	[1]	$ 3.251	3.251	3.251
1-Sep-2023 [member] | After The Stock Bonus [member]
IfrsStatementLineItems [Line Items]
Recapitalized fair value per option at grant date	[1]	$ 0.406	0.406	0.406
31-Jul-2024 [member]
IfrsStatementLineItems [Line Items]
Vesting period beginning date		31-Jul-2024
Vesting period ending date		27-Aug-2026
Percentage of share options award to vest		65,426
31-Jul-2024 [member] | Before The Stock Bonus [member]
IfrsStatementLineItems [Line Items]
Recapitalized fair value per option at grant date		$ 2.098	2.098	2.098
31-Jul-2024 [member] | After The Stock Bonus [member]
IfrsStatementLineItems [Line Items]
Recapitalized fair value per option at grant date		$ 0.262	0.262	0.262
31-Jul-2024 One [member]
IfrsStatementLineItems [Line Items]
Vesting period beginning date		31-Jul-2024
Vesting period ending date		31-Jul-2027
Percentage of share options award to vest		303,400
31-Jul-2024 One [member] | Before The Stock Bonus [member]
IfrsStatementLineItems [Line Items]
Recapitalized fair value per option at grant date		$ 2.098	2.098	2.098
31-Jul-2024 One [member] | After The Stock Bonus [member]
IfrsStatementLineItems [Line Items]
Recapitalized fair value per option at grant date		$ 0.262	0.262	0.262
21-Aug-2024 [member]
IfrsStatementLineItems [Line Items]
Percentage of share options award to vest	[2]	50.00%
Vesting period beginning date	[2]	21-Aug-2024
Vesting period ending date	[2]	30-Apr-2026
21-Aug-2024 [member] | Before The Stock Bonus [member]
IfrsStatementLineItems [Line Items]
Recapitalized fair value per option at grant date	[2]	$ 2.098	2.098	2.098
21-Aug-2024 [member] | After The Stock Bonus [member]
IfrsStatementLineItems [Line Items]
Recapitalized fair value per option at grant date	[2]	$ 0.262	0.262	0.262
01-Sep-2025 [member]
IfrsStatementLineItems [Line Items]
Vesting period beginning date		1-Sep-2025
Percentage of share options award to vest		20,000
01-Sep-2025 [member] | Before The Stock Bonus [member]
IfrsStatementLineItems [Line Items]
Recapitalized fair value per option at grant date		$ 60.50	60.50	60.50
01-Sep-2025 [member] | After The Stock Bonus [member]
IfrsStatementLineItems [Line Items]
Recapitalized fair value per option at grant date		$ 7.563	$ 7.563	$ 7.563
18-May-2028 [member]
IfrsStatementLineItems [Line Items]
Vesting period ending date		18-May-2026/2027/2028

[1]	Fair values of the DSL Awards as of May 1, 2023, August 8, 2023 and September 1, 2023 are determined using the interpolation method between the fair values determined on March 31, 2023 and September 30, 2023.
[2]	Fair value of the Awards as of August 21, 2024 is with reference to the fair values determined on July 31, 2024.